Eaton Vance

Floating-Rate Income Plus Fund

August 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 140.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.4%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027	$150	$146,446
Dynasty Acquisition Co., Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	218	195,326
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	405	363,307
TransDigm, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	1,307	1,245,073
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	1,506	1,433,901
WP CPP Holdings, LLC
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025(2)	789	682,258

		$4,066,311

Air Transport — 1.1%
Delta Air Lines, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023	$475	$474,777
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024	720	720,000
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (2 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027	175	176,613

		$1,371,390

Automotive — 3.4%
Adient US, LLC
Term Loan, 4.43%, (USD LIBOR + 4.25%), Maturing May 6, 2024(2)	$297	$295,206
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024	913	892,336
Autokiniton US Holdings, Inc.
Term Loan, 6.53%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	172	165,497
Bright Bidco B.V.
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	388	174,437
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(2)	341	288,356
Clarios Global L.P.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	819	804,995
Dayco Products, LLC
Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	242	154,800

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	$121	$119,728
Tenneco, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	813	727,130
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	236	234,712
TI Group Automotive Systems, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022	224	220,240

		$4,077,437

Beverage and Tobacco — 0.5%
Arterra Wines Canada, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 15, 2023	$580	$574,842

		$574,842

Brokerage/Securities Dealers/Investment Houses — 0.9%
Advisor Group, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	$767	$736,798
Clipper Acquisitions Corp.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	293	289,575
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	5	5,081

		$1,031,454

Building and Development — 4.3%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025	$99	$99,768
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	546	533,328
APi Group DE, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	348	343,625
Beacon Roofing Supply, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	147	142,715
Brookfield Property REIT, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	221	178,957
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(2)	244	239,656
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024	302	302,289
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	1,256	1,208,818
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, Maturing May 4, 2027(3)	225	223,312
NCI Building Systems, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	172	169,405

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Quikrete Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	$598	$584,204
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025	441	422,772
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024	341	332,955
WireCo WorldGroup, Inc.
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	464	401,607

		$5,183,411

Business Equipment and Services — 11.3%
Adtalem Global Education, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$98	$94,325
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	175	187,250
AlixPartners, LLP
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	632	619,528
Allied Universal Holdco, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,095	1,088,631
Amentum Government Services Holdings, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027	225	224,930
AppLovin Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	1,135	1,126,833
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025	150	148,503
ASGN Incorporated
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	75	73,720
Asplundh Tree Expert, LLC
Term Loan, Maturing August 19, 2027(3)	275	275,378
Belfor Holdings, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	124	123,750
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	197	192,324
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	374	347,490
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	125	125,260
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	1,033	1,029,223
Ceridian HCM Holding, Inc.
Term Loan, 2.61%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	344	336,836
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	66	62,783
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	475	474,555

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	$318	$306,171
EIG Investors Corp.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023(2)	700	698,874
Garda World Security Corporation
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	326	326,509
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	578	565,850
Illuminate Buyer, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing June 16, 2027	175	174,307
IRI Holdings, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	345	337,855
Iron Mountain, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	196	189,839
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	149	144,781
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	820	760,570
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024	184	140,719
PGX Holdings, Inc.
Term Loan, 6.25%, (12 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023	227	169,183
Pre-Paid Legal Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	88	85,823
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026	529	528,281
Red Ventures, LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024	340	327,273
Rockwood Service Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027	100	99,251
Sabre GLBL, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	620	579,386
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022	929	907,786
Tempo Acquisition, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing November 2, 2026	171	168,218
Vestcom Parent Holdings, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	120	115,672
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	224	218,228
West Corporation
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024	268	240,251

		$13,616,146

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 4.6%
Altice France S.A.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$494	$486,519
Charter Communications Operating, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	853	839,041
CSC Holdings, LLC
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	635	616,668
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	222	214,462
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	295	286,110
Numericable Group S.A.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	435	418,504
Telenet Financing USD, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028	900	869,063
UPC Broadband Holding B.V.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	200	195,062
Virgin Media Bristol, LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	1,650	1,610,926

		$5,536,355

Chemicals and Plastics — 5.9%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024	$130	$128,946
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025	250	250,313
Axalta Coating Systems US Holdings, Inc.
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	856	835,834
Emerald Performance Materials, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025	86	86,001
Ferro Corporation
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	73	71,674
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	74	73,232
Flint Group GmbH
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 21, 2023	37	32,689
Flint Group US, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 21, 2023	222	197,744
Gemini HDPE, LLC
Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	458	449,638
H.B. Fuller Company
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	362	354,426
Hexion, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	569	560,711
Messer Industries GmbH
Term Loan, 2.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	321	315,780

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(2)	$221	$221,166
Momentive Performance Materials, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	99	93,679
Orion Engineered Carbons GmbH
Term Loan, 2.31%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	289	284,321
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025	422	394,962
PQ Corporation
Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027	517	508,124
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027	450	449,437
Pregis TopCo Corporation
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026	149	147,322
Starfruit Finco B.V.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	440	429,706
Tronox Finance, LLC
Term Loan, 3.22%, (USD LIBOR + 3.00%), Maturing September 23, 2024(2)	717	703,614
Univar, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	461	452,349

		$7,041,668

Containers and Glass Products — 4.2%
Berry Global, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$210	$207,301
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	223	216,875
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	243	230,728
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023	769	745,515
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	342	328,746
Libbey Glass, Inc.
DIP Loan, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing November 27, 2020	61	61,887
DIP Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020(2)	61	63,012
Term Loan, 0.00%, Maturing April 9, 2021(4)	219	38,599
Pelican Products, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025	147	140,385
Reynolds Consumer Products, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	526	520,444
Reynolds Group Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	1,824	1,803,603
Ring Container Technologies Group, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	219	214,048
Trident TPI Holdings, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing October 17, 2024	512	507,777

		$5,078,920

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 1.0%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	$544	$540,056
Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing May 15, 2023	617	617,188

		$1,157,244

Drugs — 7.1%
Akorn, Inc.
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021	$226	$202,100
Albany Molecular Research, Inc.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(2)	316	311,717
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	808	761,427
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023	377	348,531
Bausch Health Companies, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	1,180	1,162,451
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	198	196,842
Elanco Animal Health Incorporated
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027	265	260,149
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	1,140	1,102,993
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.11%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	1,024	1,006,048
Horizon Therapeutics USA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026	498	493,494
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022	1,571	1,569,223
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024	697	607,864
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025	628	547,039

		$8,569,878

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023	$445	$444,322
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025	418	390,988
GFL Environmental, Inc.
Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025(2)	690	685,750

		$1,521,060

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Electronics/Electrical — 24.1%
Applied Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024	$880	$877,367
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025	100	101,469
Aptean, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	173	168,964
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	200	198,502
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023	84	83,418
Banff Merger Sub, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	1,313	1,291,763
Barracuda Networks, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 12, 2025	465	460,700
Buzz Merger Sub, Ltd.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027	125	122,350
Castle US Holding Corporation
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	245	236,983
CDW, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	298	297,674
CentralSquare Technologies, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	197	176,019
Cohu, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	172	165,490
CommScope, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	397	390,208
Cornerstone OnDemand, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	400	399,667
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	137	131,291
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024	171	169,910
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	389	386,716
Epicor Software Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	1,599	1,601,343
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028	200	206,312
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	970	956,368
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	1,423	1,344,856
Fiserv Investment Solutions, Inc.
Term Loan, 5.02%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	125	124,687

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
GlobalLogic Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	$108	$105,599
Term Loan, Maturing August 13, 2027(3)	175	174,562
Go Daddy Operating Company, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	947	930,461
Term Loan, Maturing August 10, 2027(3)	275	272,708
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024	1,937	1,916,885
Infoblox, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	473	475,064
Informatica, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	1,372	1,344,621
LogMeIn, Inc.
Term Loan, Maturing August 14, 2027(3)	375	366,328
MA FinanceCo., LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	114	108,439
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025	425	424,203
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	287	279,070
MaxLinear, Inc.
Term Loan, Maturing July 31, 2023(3)	300	299,437
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	120	119,981
NCR Corporation
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	199	193,372
Recorded Books, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025	284	280,960
Redstone Buyer, LLC
Term Loan, Maturing June 29, 2027(3)	525	525,000
Refinitiv US Holdings, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	271	268,868
Seattle Spinco, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	770	732,317
SGS Cayman L.P.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	49	42,130
SkillSoft Corporation
DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing September 14, 2020	46	45,580
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	47	46,831
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	291	282,200
Term Loan, Maturing December 27, 2024(3)	46	41,579
SolarWinds Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	244	241,160

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Solera, LLC
Term Loan, 2.94%, (USD LIBOR + 2.75%), Maturing March 3, 2023(2)	$660	$649,862
Sparta Systems, Inc.
Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	522	495,536
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	247	240,386
SS&C Technologies, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	351	342,153
STG-Fairway Holdings, LLC
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	755	726,530
SurveyMonkey, Inc.
Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	252	252,175
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	210	180,987
Syncsort Incorporated
Term Loan, 6.51%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	559	547,054
Tech Data Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	275	276,160
Tibco Software, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	817	794,109
Uber Technologies, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	890	878,442
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	1,034	1,027,052
Ultimate Software Group, Inc. (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	372	370,024
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	925	926,156
Ultra Clean Holdings, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	164	164,464
Verifone Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	270	245,081
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025	600	589,687
VS Buyer, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	274	271,569
Vungle, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	149	148,875
Western Digital Corporation
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	381	377,301

		$28,913,015

Equipment Leasing — 0.0%(5)
IBC Capital Limited
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	$47	$44,477

		$44,477

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 3.8%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$99	$94,297
Aretec Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	840	785,844
Claros Mortgage Trust, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	174	165,003
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(4)	600	140,901
FinCo. I, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	202	200,239
Focus Financial Partners, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	639	627,375
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	123	120,970
Greenhill & Co., Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	303	295,750
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025	100	97,000
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	490	474,299
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023	553	552,140
Harbourvest Partners, LLC
Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	99	97,587
LPL Holdings, Inc.
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	299	292,810
Starwood Property Trust, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	124	119,022
StepStone Group L.P.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025	147	146,258
Victory Capital Holdings, Inc.
Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	269	265,805
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024	112	110,891

		$4,586,191

Food Products — 3.1%
Alphabet Holding Company, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$559	$546,780
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	93	92,988
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024	391	363,588
CHG PPC Parent, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	98	95,060

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Froneri International, Ltd.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027	$475	$458,587
Hearthside Food Solutions, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	368	359,503
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	99	97,269
HLF Financing S.a.r.l.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	246	242,432
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	1,210	1,179,445
Nomad Foods Europe Midco Limited
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	292	285,966

		$3,721,618

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$1,020	$983,815
Aramark Services, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	210	200,968
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025	441	425,871
KFC Holding Co.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	241	235,176
Restaurant Technologies, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	49	47,403
US Foods, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	195	188,654
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	372	358,417

		$2,440,304

Food/Drug Retailers — 0.1%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.43%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$146	$146,616

		$146,616

Forest Products — 0.2%
Neenah, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027	$225	$226,406

		$226,406

Health Care — 12.8%
Accelerated Health Systems, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	$123	$120,355
ADMI Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	392	378,529
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	185	142,045
athenahealth, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	444	442,153

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	$276	$273,358
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023	387	372,456
BW NHHC Holdco, Inc.
Term Loan, 5.27%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	221	187,425
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(2)	1,195	1,175,953
CHG Healthcare Services, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	749	740,344
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024	122	121,037
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	99	98,692
Envision Healthcare Corporation
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	1,306	953,645
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	532	528,416
GHX Ultimate Parent Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024	194	191,526
Greatbatch Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	258	258,113
Hanger, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	244	243,357
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	279	275,210
IQVIA, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	170	166,784
Medical Solutions, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	270	261,748
Milano Acquisition Corp.
Term Loan, Maturing August 13, 2027(3)	675	671,625
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	790	783,637
National Mentor Holdings, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	5	5,355
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	118	117,606
Navicure, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	224	219,107
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	260	226,609
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,432	1,385,439
Parexel International Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	501	486,662

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Phoenix Guarantor, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	$421	$414,239
Radiology Partners, Inc
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)	601	577,759
RadNet, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023	350	348,485
Select Medical Corporation
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	558	544,532
Sound Inpatient Physicians
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	98	96,224
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	762	722,750
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	484	407,257
Tecomet, Inc.
Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	269	258,875
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	589	570,559
Verscend Holding Corp.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	344	342,440
Viant Medical Holdings, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	98	89,899
Wink Holdco, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024	122	119,285

		$15,319,490

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	$260	$260,433
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	861	706,184

		$966,617

Industrial Equipment — 6.9%
AI Alpine AT Bidco GmbH
Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025	$49	$45,064
Altra Industrial Motion Corp.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	148	145,158
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	540	522,065

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CPM Holdings, Inc.
Term Loan, 3.95%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	$484	$449,399
Delachaux Group S.A.
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	99	94,669
DexKo Global, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024	486	468,537
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023	109	105,881
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022	287	249,608
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024	366	356,256
EWT Holdings III Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	774	765,636
Filtration Group Corporation
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	353	347,359
Gardner Denver, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	284	275,798
Gates Global, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024	951	941,390
Hayward Industries, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	96	94,458
Ingersoll-Rand Services Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	299	290,810
LTI Holdings, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	372	346,176
Term Loan, 4.92%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	50	46,441
Pro Mach Group, Inc.
Term Loan, 1.75%, Maturing March 7, 2025(6)	100	96,875
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 7, 2025	100	96,875
Rexnord, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	681	680,333
Robertshaw US Holding Corp.
Term Loan, 4.25%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025(2)	244	207,108

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024	$70	$69,856
Titan Acquisition Limited
Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	682	645,866
Vertical Midco GmbH
Term Loan, 4.57%, (3 mo. USD LIBOR + 4.25%), Maturing July 30, 2027	300	297,833
Welbilt, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	760	685,744

		$8,325,195

Insurance — 6.8%
Alliant Holdings Intermediate, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$523	$506,560
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	99	96,884
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	856	852,085
AssuredPartners Capital, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027	100	99,875
AssuredPartners, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	547	535,279
Asurion, LLC
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,082	1,070,881
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	457	449,648
Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	540	542,717
FrontDoor, Inc.
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	98	96,653
Hub International Limited
Term Loan, 3.26%, (USD LIBOR + 3.00%), Maturing April 25, 2025(2)	1,127	1,100,656
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025(2)	423	423,786
NFP Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	782	754,543
Ryan Specialty Group, LLC
Term Loan, Maturing June 29, 2027(3)	425	424,646
Sedgwick Claims Management Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	271	262,128
USI, Inc.
Term Loan, 3.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	681	664,412
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	323	319,454

		$8,200,207

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 5.5%
Ancestry.com Operations, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	$693	$692,560
Bombardier Recreational Products, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027	1,062	1,021,432
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027	150	153,000
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025	300	295,125
ClubCorp Holdings, Inc.
Term Loan, 3.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	438	382,192
Crown Finance US, Inc.
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	386	304,735
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	323	252,540
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024	439	428,444
Emerald Expositions Holding, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2024	132	120,162
Lindblad Expeditions, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing March 27, 2025	96	83,667
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing March 27, 2025	382	334,669
Match Group, Inc.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027	175	171,354
Motion Finco S.a.r.l.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026	14	13,454
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026	110	102,371
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024	756	763,224
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(2)	157	156,727
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025	112	106,674
Travel Leaders Group, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	221	159,725
UFC Holdings, LLC
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026	1,031	1,020,236

		$6,562,291

Lodging and Casinos — 3.8%
Aristocrat Technologies, Inc.
Term Loan, 2.02%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$245	$239,676
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	152	148,227
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024	707	671,122

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
ESH Hospitality, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026	$162	$157,683
Golden Nugget, Inc.
Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(2)	1,618	1,453,900
GVC Holdings (Gibraltar) Limited
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	244	240,557
Hanjin International Corp.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	125	117,500
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	825	718,970
Stars Group Holdings B.V. (The)
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	468	469,305
Wyndham Hotels & Resorts, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	295	284,134

		$4,501,074

Nonferrous Metals/Minerals — 0.2%
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2021	$132	$108,710
Term Loan, 0.00%, Maturing October 17, 2022(4)	473	9,468
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(4)	238	16,637
Oxbow Carbon, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	131	127,969

		$262,784

Oil and Gas — 4.0%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022	$113	$98,829
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	41	39,951
Blackstone CQP Holdco L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	622	612,261
Buckeye Partners L.P.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	623	614,197
Centurion Pipeline Company, LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	50	48,500
CITGO Holding, Inc.
Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	250	238,633
CITGO Petroleum Corporation
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	1,116	1,073,670

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Delek US Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	125	122,194
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%), Maturing August 4, 2021(6)	106	106,634
Term Loan, 0.00%, Maturing April 11, 2022(4)	695	173,625
McDermott Technology Americas, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	6	5,366
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025	81	65,669
Prairie ECI Acquiror L.P.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	904	816,924
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	411	387,699
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(7)	112	71,521
Sunrise Oil & Gas Properties, LLC
Term Loan - First Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	21	19,446
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	22	17,387
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	25	13,518
UGI Energy Services, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	223	221,822

		$4,747,846

Publishing — 1.2%
Alchemy Copyrights, LLC
Term Loan, 5.50%, (USD Prime + 2.25%), Maturing August 16, 2027	$125	$124,687
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	267	264,596
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	390	370,281
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(4)	163	26,338
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	200	200,581
ProQuest, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	348	345,638
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	47	41,740

		$1,373,861

Radio and Television — 3.8%
Cumulus Media New Holdings, Inc.
Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	$124	$118,324
Diamond Sports Group, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	670	569,447

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Entercom Media Corp.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	$202	$191,146
Entravision Communications Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	199	186,921
Gray Television, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	127	125,312
Hubbard Radio, LLC
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	124	119,670
iHeartCommunications, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	448	425,176
Mission Broadcasting, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	78	76,302
Nexstar Broadcasting, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	304	297,352
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	120	118,252
Sinclair Television Group, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	149	145,414
Terrier Media Buyer, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	568	558,635
Univision Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 13, 2026	1,705	1,671,902

		$4,603,853

Retailers (Except Food and Drug) — 2.3%
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(4)	$529	$202,282
Bass Pro Group, LLC
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	641	639,691
BJ’s Wholesale Club, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	175	173,986
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	39	38,218
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	66	59,691
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	77	61,430
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	242	202,504
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	230	218,740
PetSmart, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	974	974,048
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(4)	511	199,368
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(4)	118	38,391

		$2,808,349

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Steel — 1.4%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	$93	$92,403
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	515	508,130
Neenah Foundry Company
Term Loan, 9.19%, (2 mo. USD LIBOR + 9.00%), Maturing December 13, 2022	164	143,236
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	171	162,135
Zekelman Industries, Inc.
Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	823	799,793

		$1,705,697

Surface Transport — 0.4%
Hertz Corporation (The)
Term Loan, 3.50%, (2 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2023	$234	$223,096
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	27	25,345
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	87	83,347
XPO Logistics, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	150	147,063

		$478,851

Telecommunications — 5.8%
CenturyLink, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	$1,642	$1,590,701
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	194	166,112
Digicel International Finance Limited
Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	170	149,340
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021	78	77,267
Term Loan, 0.00%, Maturing January 6, 2023(4)	475	319,720
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(6)	296	302,311
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023	600	606,750
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024	400	404,714

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(7)	$220	$155,009
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	460	444,052
Plantronics, Inc.
Term Loan, 2.78%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)	292	274,749
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	220	174,081
T-Mobile USA, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2027	675	676,980
Telesat Canada
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	323	314,725
Zayo Group Holdings, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	549	534,099
Ziggo Financing Partnership
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	850	823,741

		$7,014,351

Utilities — 2.4%
Brookfield WEC Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	$764	$753,010
Calpine Construction Finance Company L.P.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	90	87,742
Calpine Corporation
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	784	766,606
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	198	194,246
Granite Acquisition, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 19, 2021	614	610,946
Lightstone Holdco, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	6	5,346
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	112	94,787
Longview Power, LLC
Term Loan, 10.25%, (3 mo. USD LIBOR + 10.00%), Maturing July 30, 2025(7)	71	56,411
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023	293	285,686

		$2,854,780

Total Senior Floating-Rate Loans (identified cost $176,278,778)		$168,629,989

Corporate Bonds & Notes — 3.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
7.50%, 3/15/27	$125	$130,836

		$130,836

Automotive — 0.5%
Clarios Global, L.P./Clarios US Finance Co.
8.50%, 5/15/27(8)	$500	$531,719

		$531,719

Cable and Satellite Television — 0.2%
Altice France S.A.
8.125%, 2/1/27(8)	$250	$279,036

		$279,036

Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.
8.50%, 5/1/27(8)	$150	$163,528

		$163,528

Electronics/Electrical — 0.3%
Energizer Holdings, Inc.
6.375%, 7/15/26(8)	$250	$265,627
Go Daddy Operating Co., LLC/GD Finance Co., Inc.
5.25%, 12/1/27(8)	121	128,831

		$394,458

Food Products — 0.3%
Post Holdings, Inc.
5.625%, 1/15/28(8)	$375	$401,597

		$401,597

Health Care — 0.6%
HCA, Inc.
5.875%, 2/1/29	$375	$456,142
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)	250	254,138

		$710,280

Insurance — 0.4%
USI, Inc.
6.875%, 5/1/25(8)	$500	$514,057

		$514,057

Security	Principal Amount (000’s omitted)	Value
Internet Software & Services — 0.5%
Netflix, Inc.
5.375%, 11/15/29(8)	$500	$601,875

		$601,875

Lodging and Casinos — 0.2%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	$250	$239,671

		$239,671

Radio and Television — 0.3%
iHeartCommunications, Inc.
6.375%, 5/1/26	$30	$31,329
8.375%, 5/1/27	304	306,556

		$337,885

Total Corporate Bonds & Notes (identified cost $4,114,927)		$4,304,942

Asset-Backed Securities — 8.8%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.423%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)	$1,000	$773,356
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.808%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(9)	1,000	920,328
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 6.595%, (3 mo. USD LIBOR + 6.35%), 7/25/30(8)(9)	1,000	848,572
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 7.425%, (3 mo. USD LIBOR + 7.15%), 10/15/32(8)(9)	1,000	956,871
Carlyle Global Market Strategies CLO, Ltd.
Series C17A, Class DR, 6.268%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	1,000	822,785
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 7.272%, (3 mo. USD LIBOR + 7.00%), 10/20/32(8)(9)	1,000	941,870
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.964%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(9)	1,000	935,827
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 7.071%, (3 mo. USD LIBOR + 6.80%), 10/16/32(8)(9)	1,000	955,856
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 7.125%, (3 mo. USD LIBOR + 6.85%), 10/15/32(8)(9)	1,000	942,867

Security	Principal Amount (000’s omitted)	Value
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 6.462%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(9)	$1,000	$774,218
Voya CLO, Ltd.
Series 2016-3A, Class DR, 6.352%, (3 mo. USD LIBOR + 6.08%), 10/18/31(8)(9)	1,000	809,592
Webster Park CLO, Ltd.
Series 2015-1A, Class DR, 5.772%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	1,000	866,490

Total Asset-Backed Securities (identified cost $11,671,885)		$10,548,632

Common Stocks — 0.8%

Security	Shares	Value
Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(10)(11)	1,216	$69,920

		$69,920

Electronics/Electrical — 0.3%
Answers Corp.(7)(10)(11)	14,876	$11,008
Software Luxembourg Holding S.A.(10)(11)	2,725	395,125

		$406,133

Oil and Gas — 0.2%
AFG Holdings, Inc.(7)(10)(11)	4,525	$102,627
Fieldwood Energy, Inc.(10)(11)	2,148	215
McDermott International, Ltd.(10)(11)	35,628	105,103
RDV Resources, Inc., Class A(7)(10)(11)	7,016	0
Sunrise Oil & Gas, Inc., Class A(10)(11)	3,200	22,400

		$230,345

Publishing — 0.0%(5)
Tweddle Group, Inc.(7)(10)(11)	444	$1,181

		$1,181

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(10)(11)	12,499	$14,624
Cumulus Media, Inc., Class A(10)(11)	9,974	49,571
iHeartMedia, Inc., Class A(10)(11)	5,315	49,004

		$113,199

Retailers (Except Food and Drug) — 0.0%(5)
David’s Bridal, LLC(7)(10)(11)	5,304	$48,001

		$48,001

Security	Shares	Value
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(7)(10)	17,628	$143,319

		$143,319

Total Common Stocks (identified cost $1,620,080)		$1,012,098

Preferred Stocks — 0.1%

Security	Shares	Value
Financial Services — 0.0%(5)
DBI Investors, Inc., Series A-1(7)(10)	251	$20,163

		$20,163

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A, 8.00% (PIK)(7)(10)(11)	148	$11,840
David’s Bridal, LLC, Series B, 10.00% (PIK)(7)(10)(11)	601	48,657

		$60,497

Total Preferred Stocks (identified cost $48,657)		$80,660

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(7)(10)(11)	1,024	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(5)

Security	Shares	Value
Oil and Gas — 0.0%(5)
Paragon Offshore Finance Company, Class A(10)(11)	404	$121
Paragon Offshore Finance Company, Class B(10)(11)	202	2,474

Total Miscellaneous (identified cost $4,393)		$2,595

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(12)	1,606,810	$1,606,810

Total Short-Term Investments (identified cost $1,606,810)		$1,606,810

Total Investments — 155.0% (identified cost $195,345,530)		$186,185,726

Less Unfunded Loan Commitments — (0.3)%		$(343,719)

Net Investments — 154.7% (identified cost $195,001,811)		$185,842,007

Notes Payable — (37.5)%		$(45,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (15.8)%		$(18,965,762)

Other Assets, Less Liabilities — (1.4)%		$(1,743,625)

Net Assets Applicable to Common Shares — 100.0%		$120,132,620

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at August 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after August 31, 2020, at which time the interest rate will be determined.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At August 31, 2020, the total value of unfunded loan commitments is $344,001.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $13,928,711 or 11.6% of the Fund’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2020.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2020.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at August 31, 2020.

At August 31, 2020, the value of the Fund’s investment in affiliated funds was $1,606,810, which represents 1.3% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,464,678	$16,420,074	$(16,277,814)	$(269)	$141	$1,606,810	$1,043	1,606,810

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$168,003,329	$282,941	$168,286,270
Corporate Bonds & Notes	—	4,304,942	—	4,304,942
Asset-Backed Securities	—	10,548,632	—	10,548,632
Common Stocks	218,302	487,660	306,136	1,012,098
Preferred Stocks	—	—	80,660	80,660
Warrants	—	—	0	0
Miscellaneous	—	2,595	—	2,595
Short-Term Investments	—	1,606,810	—	1,606,810
Total Investments	$218,302	$184,953,968	$669,737	$185,842,007

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.